Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Summary of Long-Term Debt Obligations

The Company’s long-term debt obligations consisted of the following (in thousands):

	As of March 31,	As of December 31,
	2022	2021
Senior Secured Convertible Notes	$—	$—
Other	500	637
Total debt	500	637
Less: Deferred financing costs	—	—
Less: Current maturities(1)	(250)	(125)
Long-term portion	$250	$512
(1)	Current maturities of debt are recorded within accrued expenses and other current liabilities on the condensed consolidated balance sheets.

The Company’s long-term debt obligations consisted of the following (in thousands):

	As of December 31,
	2021	2020
Senior Secured Convertible Notes	$—	$112,793
Other	637	764
Total debt	637	113,557
Less: deferred financing costs	—	1,743
Less: current maturities(1)	125	125
Long-term portion	$512	$111,689
(1)	Current maturities of debt are recorded within accrued expenses and other current liabilities on the consolidated balance sheets.